Note 27 - Movements by Class of Provision (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Operational Risk [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		€ 45		€ 42
Changes in the group of consolidated companies		(1)		0
New provisions		8		14
Amounts used		4		3
Unused amounts reversed		8		8
Effects from exchange rate fluctuations/ Unwind of discount		0		0
Transfers		(1)		0
Balance as of, end period		40		45
Civil Litigations [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		627		644
Changes in the group of consolidated companies		(2)		0
New provisions		881		285
Amounts used		328		136
Unused amounts reversed		73		166
Effects from exchange rate fluctuations/ Unwind of discount		18		1
Transfers		1		(1)
Balance as of, end period		1,124		627
Regulatory Enforcement [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		570		475
Changes in the group of consolidated companies		0		0
New provisions		109		290
Amounts used		196		216
Unused amounts reversed		339		0
Effects from exchange rate fluctuations/ Unwind of discount		(13)		23
Transfers		(1)		(3)
Balance as of, end period		129		570
Restructuring [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		248		582
Changes in the group of consolidated companies		(2)		0
New provisions		287		3
Amounts used		132		201
Unused amounts reversed		69		137
Effects from exchange rate fluctuations/ Unwind of discount		0		0
Transfers		0		1
Balance as of, end period		333		248
Other [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		398		448
Changes in the group of consolidated companies		4		0
New provisions		709		653
Amounts used		604		582
Unused amounts reversed		82		110
Effects from exchange rate fluctuations/ Unwind of discount		1		1
Transfers		(5)		(13)
Balance as of, end period		421		398
Total [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		1,888	[1]	2,192
Changes in the group of consolidated companies	[1]	(1)		0
New provisions	[1]	1,993		1,246
Amounts used	[1]	1,264		1,138
Unused amounts reversed	[1]	570		421
Effects from exchange rate fluctuations/ Unwind of discount	[1]	6		26
Transfers	[1]	(6)		(16)
Balance as of, end period	[1]	€ 2,047		€ 1,888

[1]	For the remaining portion of provisions as disclosed on the consolidated balance sheet, please see Note 19 “Allowance for Credit Losses”, in which allowances for credit related off-balance sheet positions are disclosed